Pension Plans and Other Postretirement Benefits Net Periodic Pension Expense - Level 4 (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Other Costs	$ (4)	$ 0	$ (8)		$ 0
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Service Cost	2	7	9		9
Defined Benefit Plan, Interest Cost	1	7	9		8
Defined Benefit Plan, Expected Return on Plan Assets	(1)	$ (7)	(9)		$ (7)
Amortization of prior service cost	$ 0		(3)
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments
Amortization of Actuarial Losses	$ 0	$ 0	0		$ 0
Pension and Other Postretirement Benefit Expense	6	7	(2)		7
US Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Service Cost			9	$ 9
Defined Benefit Plan, Interest Cost			9	8
Amortization of prior service cost		0			(3)
Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Service Cost	1	6	10	7	7
Defined Benefit Plan, Interest Cost	1	4	3	$ 5	4
Defined Benefit Plan, Expected Return on Plan Assets	0	(1)	(1)		(1)
Defined Benefit Plan, Actuarial Gain (Loss)	11	0	(1)		0
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	0	0	0		(1)
Amortization of Actuarial Losses	0	1	0		1
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements and Curtailments	$ 0	$ 0	$ 0		$ 1